Condensed Statements of Operations (Unaudited) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
		Jun. 30, 2019	Feb. 14, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Costs and expenses
Operating costs				$ 96,677	$ 97,131
Loss from operations				(96,677)	(97,131)
Selling, general and administrative expenses			$ 47				$ 278
Loss before income taxes			(47)				(278)
Provision for income taxes
Other income:
Interest income				11,388	11,388
Net loss			$ (47)	$ (85,289)	$ (85,743)		$ (278)
Weighted average shares outstanding, basic and diluted	[1]	5,000,000		7,480,788	6,240,394
Weighted average basic shares outstanding	[2]		5,000,000				5,000,000
Weighted average diluted shares outstanding	[2]		5,000,000				5,000,000
Basic and diluted loss per common share				$ (0.01)	$ (0.01)
Basic loss per share			$ (0.00)				$ 0.00
Diluted loss per share			$ (0.00)				$ 0.00
EOS ENERGY STORAGE, LLC
Revenue
Total revenue						$ 211,000		$ 496,000
Costs and expenses
Cost of goods sold					110,000	5,975,000		8,332,000	9,708,000
Research and development expenses					4,478,000	7,631,000		11,755,000	14,574,000
General and administrative expenses					3,984,000	3,120,000		7,710,000	7,158,000
Grant (income) expense, net					609,000	336,000		(469,000)	1,418,000
Operating costs					9,181,000	17,062,000		27,328,000	32,858,000
Loss from operations					(9,181,000)	(16,851,000)		(26,832,000)	(32,858,000)
Provision for income taxes
Other income:
Sale of state tax attributes								4,060,000	4,476,000
Loss from equity in unconsolidated joint venture					(39,000)			(178,000)
Interest income						2,000		2,000	28,000
Interest expense					(110,000)	0
Interest expense - related party					(6,745,000)	(17,502,000)		(49,708,000)	(144,000)
Loss on extinguishment of convertible notes						(6,111,000)		(6,111,000)
Change in fair value, embedded derivative					843,000	(1,718,000)		(716,000)
Total other income (expense)					(6,051,000)	(25,329,000)		(52,651,000)	4,360,000
Net loss					$ (15,232,000)	$ (42,180,000)		$ (79,483,000)	$ (28,498,000)

[1]	Excludes an aggregate of up to 17,074,119 shares subject to possible redemption.
[2]	Excludes an aggregate of 656,250 shares that are subject to forfeiture to the extent that the underwriters over-allotment is not exercised in full (Note 4). On February 3, 2020, the Company conducted a 1:575 shares for each share outstanding (Note 4).